Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Options Roll Forward [Table Text Block]	The following are details related to options issued by the Company:

		Weighted
	Options for	Average
	Shares	Exercise Price

Options Outstanding at Beginning of Period	10,133,506	$0.74
Granted	100,000	1.04
Exercised	(45,000)	0.72
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Options Outstanding at End of Period	10,188,506	$0.74
The following are details related to options issued by the Company:

		Weighted
	Options for	Average
	Shares	Exercise Price

Outstanding as of December 31, 2011	3,717,606	$0.60
Granted	3,285,000	0.59
Exercised	(165,000)	0.50
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2012	6,837,606	$0.59

Outstanding as of December 31, 2012	6,837,606	$0.59
Granted	3,445,900	1.00
Exercised	(150,000)	0.50
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2013	10,133,506	$0.74

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The estimated value of employee stock options granted during the years ended December 31, 2013 and 2012 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2013			2012
Expected volatility	40%			10%
Risk-free interest rate	0.16	–	0.70%	0.60	–	0.70%
Expected dividends	0.00%			0.00%
Expected term in years	3	–	5	5	–	10

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	The following are details related to warrants issued by the Company:

		Weighted
	Warrants for	Average
	Shares	Exercise Price

Warrants Outstanding at Beginning of Period	19,530,441	$1.08
Granted	2,605,513	1.00
Exercised	-	-
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Warrants Outstanding at End of Period	22,135,954	$1.07
The following are details related to warrants issued by the Company:

		Weighted
	Warrants for	Average
	Shares	Exercise Price

Outstanding as of December 31, 2011	4,410,991	$0.64
Granted	7,946,500	1.00
Exercised	(35,000)	0.50
Forfeited	-	-
Cancelled	(14,933)	2.50
Expired	-	-
Outstanding as of December 31, 2012	12,307,558	$0.86

Outstanding as of December 31, 2012	12,307,558	0.86
Granted	8,187,817	1.31
Exercised	(680,000)	0.03
Forfeited	(284,934)	0.48
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2013	19,530,441	1.08

Schedule of Assumptions Used [Table Text Block]	The weighted-average estimated fair value of warrants granted as stock based compensation during the years ended December 31, 2013 and 2012 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2013			2012
Expected volatility	40%			10%
Risk-free interest rate	0.60	–	0.70%	0.60	–	0.70%
Expected dividends	0.00%			0.00%
Expected term in years	3	–	5	3	–	5

Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable [Table Text Block]
Warrants and Options Outstanding			Warrants and Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Range of Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.0001	1,000,000	2.5	$0.0001	1,000,000	$0.0001
$0.025	680,000	0.3	$0.025	680,000	$0.025
$0.50	6,360,000	9.0	$0.50	3,975,000	$0.50
$0.625	220,000	0.1	$0.625	220,000	$0.625
$1.00	10,420,230	9.0	$1.00	10,370,230	$1.00
$1.50	300,000	2.5	$1.50	300,000	$1.50
$2.45	100,000	5.0	$2.45	20,000	$2.45
$2.50	64,934	0.5	$2.50	64,934	$2.50
	19,145,164			16,630,164
Warrants and Options Outstanding			Warrants and Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Range of Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.0001	1,000,000	1.4	$0.0001	1,000,000	0.0001
$0.50	6,410,800	8.1	$0.50	5,182,300	0.50
$1.00	15,036,830	4.2	$1.00	13,414,330	1.00
$1.25	2,912,716	2.2	$1.25	2,912,716	1.25
$1.50	4,203,601	4.7	$1.50	4,203,601	1.50
$2.45	100,000	8.5	$2.45	40,000	2.45
	29,663,947			26,752,947